UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____March 31, 2001________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

_________Bryant Cherry, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___14_ dav of__May___, 2001

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)

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Item 1: Name of Issuer        Item 2:         Item 3:       Item 4:     Item 5: Shares  Item 6:          Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number  Fair Market of Principal    Investment       Managers     Authority
                                                            Value       Amount          Discretion                    (Shares)
                                                                                        (a) Sole   (b)  (c)       (a)Sole (b)    (c)
Adaptec. Inc.                  Common Stock    00651F108    8,325        960,000        X                              960,000
American International Group   Common Stock    026874107     242          3,000         X                               3,000
Inc.
Amgen, Inc.                    Common Stock    031162100     301          5,000         X                               5,000
AGL Resources, Inc.            Common Stock    001204106     219         10,000         X                               10,000
Avocent Corporation            Common Stock    053893103    11,452       525,000        X                              525,000
Becton Dickinson & Company     Common Stock    075887109     283          8,000         X                               8,000
Baldor Electric                Common Stock    057741100    2,297        109,100        X                              109,100
Cardinal Health, Inc.          Common Stock    14149Y108    17,705       183,000        X                              183,000
Clorox Company                 Common Stock    189054109    6,605        210,000        X                              210,000
Compaq Computers Corporation   Common Stock    204493100    4,732        260,000        X                              260,000
Cisco Systems Inc.             Common Stock    17275R102    11,227       710,000        X                              710,000
Cummins Engine Inc.            Common Stock    231021106     375         10,000         X                               10,000
Deluxe Corporation             Common Stock    248019101     237         10,000         X                               10,000
Federal National Mortgage      Common Stock    313586109    25,870       325,000        X                              325,000
Assoc.
Federal Home Loan Mortgage     Common Stock    313400301    24,182       373,000        X                              373,000
Gannett Company                Common Stock    364730101     299          5,000         X                               5,000
Golden West Financial          Common Stock    381317106     389          6,000         X                               6,000
Corporation
Corning Inc.                   Common Stock    219350105    7,035        340,000        X                              340,000
Heinz (H.J.) Company           Common Stock    423074103     402         10,000         X                               10,000
Hewlett-Packard Company        Common Stock    428236103    5,941        190,000        X                              190,000
International Business         Common Stock    459200101     606          6,300         X                               6,300
Machines Corp.
Intel Corporation              Common Stock    458140100    23,287       885,000        X                              885,000
Illinois Tool Works            Common Stock    452308109     341          6,000         X                               6,000
Johnson & Johnson              Common Stock    478160104    2,187        25,000         X                               25,000
J.P. Morgan & Company          Common Stock    616880100    2,919        65,000         X                               65,000
LSI Logic Corporation          Common Stock    502161102    16,752      1,065,000       X                             1,065,000
Lucent Technologies Inc.       Common Stock    549463107    7,627        765,000        X                              765,000
MedQuist Inc.                  Common Stock    584949101    2,039        94,000         X                               94,000
Mentor Graphics Corporation    Common Stock    587200106    4,950        240,000        X                              240,000
Marsh & McLennan Companies,    Common Stock    571748102     285          3,000         X                               3,000
Inc.
Minnesota Mining &             Common Stock    604059105     520          5,000         X                               5,000
Manufacturing Co.
Merck & Company, Inc.          Common Stock    589331107     266          3,500         X                               3,500
Micron Technology, Inc.        Common Stock    595112103     332          8,000         X                               8,000
Mylan Laboratories             Common Stock    628530107     207          8,000         X                               8,000
Bank One Corporation           Common Stock    06423A103     868         24,000         X                               24,000
PETsMART, Inc.                 Common Stock    716768106    5,200       1,300,000       X                             1,300,000
Schwab (Charles) Corporation   Common Stock    808513105    5,860        380,000        X                              380,000
St. Paul Companies, Inc.       Common Stock    792860108     220          5,000         X                               5,000
UGI Corporation                Common Stock    902681105     245         10,000         X                               10,000
Walgreen Company               Common Stock    931422109     245          6,000         X                               6,000
WD-40 Company                  Common Stock    929236107     200         10,000         X                               10,000
Wells Fargo Company            Common Stock    949740104    1,237        25,000         X                               25,000
Washington Mutual, Inc.        Common Stock    939322103    1,369        25,000         X                               25,000
Adaptec Inc. Convertible        Convertible    00651FAC2    1,646       2,000,000       X                             2,000,000
                                   Bond
Central Garden & Pet            Convertible    153527AC0    1,367       1,900,000       X                             1,900,000
                                   Bond
LSI Logic Convertible           Convertible    502161AE2    1,600       2,000,000       X                             2,000,000
                                   Bond
Quantum Corporation             Convertible    747906AC9     832        1,000,000       X                             1,000,000
Convertible                        Bond
Radisys Corporation             Convertible    750459AB5     596        1,000,000       X                             1,000,000
Convertible                        Bond
Redback Networks Convertible    Convertible    757209AB7    5,837       10,000,000      X                             10,000,000
                                   Bond
                 GRAND TOTALS                                      $217,758


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